FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of carrying values and fair values of the company's financial instruments
		DECEMBER 31, 2013		DECEMBER 31, 2012
	LEVEL	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$12,948	$12,948	$1,764	$1,764
Other receivable	3	361	361	1,295	1,295
		$13,309	$13,309	$3,056	$3,056
Financial liabilities
Accounts payable	3	$34,752	$34,752	$178,158	$178,158
Loans payable	3	-		43,600	43,600
Due to related parties	3	130,951	130,951	6,126	6,126
		$165,703--	$165,703--	$227,884--	$227,884--